CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Dividends paid, ordinary shares per share	€ 0.4	€ 0.4	€ 0.4
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Dividends paid, ordinary shares per share	€ 0.4	€ 0.4	€ 0.56